RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term employee benefits	$ 1,898	$ 1,953	$ 2,372
Post-employment benefits	88	48	84
Total compensation paid to key management personnel	$ 1,986	$ 2,001	$ 2,456